Basis of presentation (Details)			12 Months Ended
	Dec. 31, 2012 MXN	Dec. 31, 2011 MXN	Dec. 31, 2012 Enlaces	Dec. 31, 2012 Alterna'TV Int.	Dec. 31, 2012 Alterna'TV Corp	Dec. 31, 2012 Service Companies	Dec. 31, 2012 Satmex USA	Dec. 31, 2012 Satmex Do Brasil
Basis of presentation
Ownership percentage			75.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ownership interest held related to the Service Companies (as a percent)							0.03%
Foreign currency transactions
Rate of exchange in effect at the balance sheet date	13.0101	13.9787